Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 69,340	$ 74,513	$ 38,403
Adjustments to reconcile net income to net cash provided by operating activities:
FHLB stock dividends	(4,515)	(4,446)	(3,791)
Provision for credit losses	(1,067)	2,040	4,060
Originations of loans receivable held-for-sale ("LHFS")	(7,098)	(6,008)	(11,715)
Proceeds from sales of LHFS	7,156	6,524	13,483
Amortization and accretion of premiums and discounts on securities	8,445	8,662	8,100
Depreciation and amortization of premises and equipment	5,447	4,951	4,397
Amortization of deferred amounts related to FHLB advances, net	8,216	8,797	7,091
Common stock committed to be released for allocation - ESOP	6,650	6,406	6,022
Stock based compensation	2,633	1,196	262
Provision for deferred income taxes	5,696	6,089	(9,647)
Changes in:
Prepaid federal insurance premium, net	11,802	3,927	4,718
Accrued interest receivable	2,496	3,224	904
Other assets	(3,432)	2,493	637
Income taxes payable/receivable	(644)	(1,398)	3,004
Accounts payable and accrued expenses	(9,403)	(10,732)	(143)
Net cash provided by operating activities	101,722	106,238	65,785
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of AFS securities	(408,497)	(688,520)	(790,083)
Purchase of HTM securities	(442,747)	(560,024)	(1,979,789)
Proceeds from calls, maturities and principal reductions of AFS securities	717,545	761,535	351,636
Proceeds from calls, maturities and principal reductions of HTM securities	604,820	1,036,121	1,485,786
Proceeds from the redemption of capital stock of FHLB	11,347	4,048	4,942
Purchases of capital stock of FHLB	(2,391)	(5,696)	(7,162)
Net increase in loans receivable	(355,694)	(471,144)	(105)
Purchases of premises and equipment	(18,769)	(12,617)	(12,751)
Proceeds from sales of OREO	10,677	13,145	14,205
Net cash provided by (used in) investing activities	116,291	76,848	(933,321)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(146,824)	(63,768)	(150,110)
Deposits, net of withdrawals	60,803	55,470	126,553
Proceeds from borrowings	1,003,115	957,768	644,162
Repayments on borrowings	(1,073,115)	(957,768)	(773,771)
Deferred FHLB prepayment penalty		(7,937)
Change in advance payments by borrowers for taxes and insurance	1,750	504	102
Net proceeds from common stock offering (deferred offering costs)			1,076,411
Repurchase of common stock	(91,573)	(146,781)
Stock options exercised	12	36	35
Excess tax benefits from stock options		25	7
Net cash (used in) provided by financing activities	(245,832)	(162,451)	923,389
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(27,819)	20,635	55,853
CASH AND CASH EQUIVALENTS:
Beginning of Period	141,705	121,070	65,217
End of Period	113,886	141,705	121,070
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax payments	31,175	36,791	25,517
Interest payments	112,950	135,444	172,332
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Note received from ESOP in exchange for common stock			47,260
Customer deposit holds related to common stock offering			17,690
Loans transferred to OREO	$ 6,705	$ 11,296	$ 15,048